Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 31, 2025
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus
Columbia Funds Variable Series Trust II
CTIVP® - Principal Blue Chip Growth Fund	5/1/2024
On March 27, 2025, the Fund's Board of Trustees approved certain changes to the Fund. On or about June 1, 2025, the Fund's name will be changed to CTIVP® - Principal Large Cap Growth Fund. Accordingly, on or about June 1, 2025, all references to CTIVP® - Principal Blue Chip Growth Fund are hereby deleted and replaced with CTIVP® - Principal Large Cap Growth Fund. In addition, effective on May 1, 2025 (the Effective Date), the changes described in this Supplement are hereby made, as applicable, to the Fund’s Prospectus and Summary Prospectus.
On the Effective Date, the following replaces the information in the first paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's Prospectus and in the Summary Prospectus:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $992.1 million and $3.6 trillion as of February 28, 2025). The market capitalization range and composition of companies in the Index are subject to change.
On the Effective Date, the following replaces the information in the last paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's Prospectus and in the Summary Prospectus:
The Fund invests in issuers that display some or all of the following characteristics: (1) large, well-established and financially sound companies; (2) issuers with market capitalizations in the billions; (3) are considered market leaders or among the top three companies in its sector; and (4) commonly considered household names.
The rest of the section remains the same.

S000028685 [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 31, 2025
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus
Columbia Funds Variable Series Trust II
CTIVP® - Principal Blue Chip Growth Fund	5/1/2024
On March 27, 2025, the Fund's Board of Trustees approved certain changes to the Fund. On or about June 1, 2025, the Fund's name will be changed to CTIVP® - Principal Large Cap Growth Fund. Accordingly, on or about June 1, 2025, all references to CTIVP® - Principal Blue Chip Growth Fund are hereby deleted and replaced with CTIVP® - Principal Large Cap Growth Fund. In addition, effective on May 1, 2025 (the Effective Date), the changes described in this Supplement are hereby made, as applicable, to the Fund’s Prospectus and Summary Prospectus.
On the Effective Date, the following replaces the information in the first paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's Prospectus and in the Summary Prospectus:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $992.1 million and $3.6 trillion as of February 28, 2025). The market capitalization range and composition of companies in the Index are subject to change.
On the Effective Date, the following replaces the information in the last paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's Prospectus and in the Summary Prospectus:
The Fund invests in issuers that display some or all of the following characteristics: (1) large, well-established and financially sound companies; (2) issuers with market capitalizations in the billions; (3) are considered market leaders or among the top three companies in its sector; and (4) commonly considered household names.
The rest of the section remains the same.